Stockholder Deficit	1 Months Ended	6 Months Ended
	Jan. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Stockholder Deficit
NOTE 4. STOCKHOLDER DEFICIT
The Company is authorized to issue 5,000 Common Shares with a par value of $0.001 per share. Holders of the Common Shares are entitled to one vote for each share. As of January 31, 2021, there were no Common Shares issued and 500 Common Shares were subscribed, as discussed above.

NOTE
5
. STOCKHOLDER DEFICIT
The Company is authorized to issue 5,000 Common Shares with a par value of $0.001 per share. Holders of the Common Shares are entitled to one vote for each share. As of July 31, 2021, there are 500 shares issued and outstanding, whereas as of January 31, 2021, there were no Common Shares issued and 500 Common Shares subscribed, as discussed above in Note
4
.

GOOD WORKS ACQUISITION CORP. [Member]
Class of Stock [Line Items]
Stockholder Deficit
Note 8 – Stockholders’ Equity
Common Stock —
The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.001 per share. At June 30, 2021 and December 31, 2020, respectively, there were 4,478,000 and 4,843,139 shares of common stock issued and outstanding, excluding 17,000,000 and 16,634,861 shares, respectively, subject to possible redemption.
The holders of the Founder Shares have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier of earlier of (1) one year after the completion of the Business
Combination and (2) the date on which the Company
consummates
a liquidation, merger, capital stock exchange, reorganization, or other similar transaction after the Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.
Any permitted transferees will be subject to the same restrictions and other agreements of the initial stockholders with respect to any Founder Shares.

Note 8 – Stockholders’ Equity
Common Stock
 — The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.001 per share. At December 31, 2020, there were 4,843,139 shares per Statement of Changes in Stockholders’ Equity shares of common stock issued and outstanding, excluding 16,634,861 shares subject to possible redemption.
The holders of the Founder Shares have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier of earlier of (1) one year after the completion of the Business Combination and (2) the date on which the Company consummates a liquidation, merger, capital stock exchange, reorganization, or other similar transaction after the Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.
Any permitted transferees will be subject to the same restrictions and other agreements of the initial stockholders with respect to any Founder Shares.